Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000001420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000001420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000001420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000001420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000001421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000001421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000001421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000001421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000193208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000193208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000193208 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000193208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000118268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000118268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000118268 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000118268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000118268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000118268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000118268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000118268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000118268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000118268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000118268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
c000254164 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
c000254164 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
c000254164 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
c000254164 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
c000254164 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
c000254164 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
c000254164 | Financials
Holdings [Line Items]
Percent of Net Asset Value	47.10%
c000254164 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
c000254164 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
c000254164 | India
Holdings [Line Items]
Percent of Net Asset Value	98.70%
c000254164 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254165 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254165 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000254165 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254165 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000254165 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254165 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254165 | Financials
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000254165 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254165 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254165 | India
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000254165 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254163 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254163 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000254163 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000254163 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000254163 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254163 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254163 | Financials
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000254163 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254163 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254163 | India
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000254163 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%